Other Non-Current Assets	6 Months Ended
Apr. 30, 2025
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 9 — OTHER NON-CURRENT ASSETS

As of April 30, 2025 and October 31, 2024, other non-current assets comprised of the following:

	April 30, 2025	October 31, 2024
Lease deposits	3,539	407
Deferred Tax Asset	57,118	56,310
Total	60,657	56,717